Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of changes in capitalized software development costs
	Year ended December 31,
	2020	2021

Balance at the beginning of the year	$23,953	$24,362

Capitalization	5,798	7,911
Amortization	(6,558)	(7,679)
Functional currency translation adjustments	1,169	609

Balance at year end	$24,362	$25,203